SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Policies) - Diamond S Shipping	9 Months Ended
Sep. 30, 2019
Significant Accounting Policies [Line Items]
Principles of Consolidation

Principles of Consolidation — The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which includes the accounts of the Company and its direct and indirect wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation — The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of management of the Company, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and operating results have been included in the statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements as of and for the nine months ended December 31, 2018 and notes thereto included in the Company's Registration Statement on Form 10 (the “2018 Financial Statements”). The results of operations for the three and nine months ended September 30, 2019 are not necessarily indicative of the operating results to be expected for the year ending December 31, 2019.

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). As such, the Company is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company intends to take advantage of the benefits of this extended transition period for as long as it is available. The Company’s condensed consolidated financial statements may therefore not be comparable to those of companies that comply with such new or revised accounting standards. Section 107 of the JOBS Act provides that the decision not to opt out of the extended transition period for complying with new or revised accounting standards is irrevocable.

Cash and Cash Equivalents, and Restricted Cash

Cash and Cash Equivalents, and Restricted Cash — The following table provides a reconciliation of Cash and cash equivalents and Restricted cash reported within the consolidated balance sheets that sum to the total of the amounts shown in the consolidated statements of cash flows:

	September 30,	December 31,	September 30,	December 31,
	2019	2018	2018	2017
Cash and cash equivalents	$75,559	$83,054	$67,270	$91,041
Restricted cash	5,544	5,104	5,000	5,000
Total Cash and cash equivalents, and Restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$81,103	$88,158	$72,270	$96,041

Amounts included in restricted cash represent those required to be set aside by the $66 Facility, as defined in Note 9 below. The restriction will lapse when the related long-term debt is retired.

Revenue and Voyage Expense Recognition

Revenue and Voyage Expense Recognition — Pursuant to the new revenue recognition guidance as disclosed in Note 14 — Voyage Revenue, which was adopted as of January 1, 2019, revenue for spot market voyage charters is recognized ratably over the total transit time of each voyage, which commences at the time the vessel arrives at the loading port and ends at the time the discharge of cargo is completed at the discharge port.

In time charters, operating costs including crews, maintenance and insurance are typically paid by the owner of the vessel and specified voyage costs such as fuel and port charges are paid by the charterer. These voyage expenses are borne by the Company when engaged in spot market voyage charters. As such, there are significantly higher voyage expenses for spot market voyage charters as compared to time charters. Refer to Note 14 — Voyage Revenue for further discussion of the accounting for fuel expenses for spot market voyage charters as a result of the new revenue recognition guidance adopted as of January 1, 2019. There are certain other non-specified voyage expenses, such as commissions, which are typically borne by the Company.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New accounting standards adopted — In May 2014, the FASB issued ASU No. 2014‑09, “Revenue from Contracts with Customers” (“ASU 2014‑09”), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. For the Company, this standard is effective for annual periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019, allowing for earlier adoption as permitted in the ASU, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption (the “modified retrospective transition method”). The Company early adopted ASU 2014‑09 during the first quarter of 2019 using the modified retrospective transition method applied to those spot market voyage charter contracts which were not completed as of January 1, 2019. Upon adoption, the Company recognized the cumulative effect of adopting this guidance as an adjustment to its Accumulated deficit as of January 1, 2019. Prior periods were not retrospectively adjusted. The adoption of ASU 2014‑09 does not have an impact on the timing of recognition of revenue generated from time charter agreements. Refer to Note 14 for further discussion of the financial impact on the Company’s condensed consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017‑01, “Business Combinations (Topic 805): Clarifying the Definition of a Business” (“ASU 2017‑01”). The objective of ASU 2017‑01 is to provide guidance to entities when evaluating whether a transaction should be accounted for as an acquisition or disposal of a business. An entity first determines whether substantially all of the fair value of gross assets acquired is concentrated in a single identifiable asset, or a group of similar identifiable assets. If this threshold is met, the assets acquired would not represent a business, and no further assessment is required. If the initial screen is not met, ASU 2017‑01 requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to produce output and removes the evaluation of whether a market participant could replace the missing elements. For nonpublic entities, ASU 2017‑01 is effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019, allowing for earlier adoption as permitted in the ASUs, and shall be applied prospectively. The Company early adopted ASU 2017‑01, and concluded that the Merger should be accounted for as an asset acquisition. Refer to Note 3 — Merger Transaction for further discussion.

New accounting standards to be implemented — In February 2016, the FASB issued ASU No. 2016‑02, “Leases (Topic 842)” (“ASU 2016‑02”), which establishes a comprehensive new lease accounting model. ASU 2016‑02 clarifies the definition of a lease, requires a dual approach to lease classification similar to current lease classifications, and causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease term of more than twelve months. For the Company, ASU 2016‑02 is effective for annual periods beginning after December 15, 2020, and interim reporting periods within annual reporting periods beginning after December 15, 2021, with early adoption permitted. The most significant effects of adoption relate to the recognition of right-of-use assets and lease liabilities on the balance sheet for operating leases and providing new disclosures about the Company’s leasing activities. The Company has analyzed its contracts and is in the process of calculating the right-of-use assets and lease liabilities as of January 1, 2021 based on the present value of the Company’s remaining minimum lease payments, primarily due to the recognition of right-of-use assets and lease liabilities with respect to operating leases. The Company does not believe the adoption of ASC 842 will have a material effect on its consolidated results of operations or cash flows. The Company will provide the required disclosures under the standard in its Form 10-K filing for the annual period ending December 31, 2021.

In June 2016, the FASB issued ASU No. 2016‑13, “Financial Instruments—Credit Losses (Topic 326)” (“ASU 2016‑13”), which amends several aspects of the measurement of credit losses on financial instruments based on an estimate of current expected credit losses. ASU 2016‑13 will apply to loans, accounts receivable, trade receivables, other financial assets measured at amortized cost, loan commitments and other off-balance sheet credit exposures. ASU 2016‑13 will also apply to debt securities and other financial assets measured at fair value through other comprehensive income. For the Company, ASU 2016‑13 is effective for annual periods beginning after December 15, 2020, and interim reporting periods within annual reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the potential impact of this pronouncement on the condensed consolidated financial statements.